Redeemable noncontrolling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Redeemable noncontrolling interests
Capital contribution from redeemable noncontrolling interests						¥ 90,000
Repurchase of redeemable noncontrolling interests	¥ 27,200	$ 3,726			¥ 77,733
Percentage of noncontrolling shareholders					20.00%
Redemption of redeemable noncontrolling interests	(27,200)	$ (3,726)	¥ 0	¥ 0
Redeemable noncontrolling interests	¥ 0		¥ 27,200	¥ 27,200			$ 0	$ 3,726	¥ 27,200
Noncontrolling Shareholders
Redeemable noncontrolling interests
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						30.00%